AVAILABLE FOR SALE SECURITIES	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
AVAILABLE FOR SALE SECURITIES
AVAILABLE FOR SALE SECURITIES

Marketable securities held by the Company are debt securities considered to be available-for-sale securities.

(in thousands of $)	2012	2011
Amortized cost	55,092	23,651
Accumulated net unrealized gain/(loss)	569	(327)
Carrying value	55,661	23,324

The Company's investment in marketable securities consists of investments in secured notes which mature between 2015 and 2016. The net unrealized gain on available-for-sale securities included in other comprehensive income as at December 31, 2012, was $0.6 million (2011: net unrealized loss: $0.3 million).